SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Foreign currency translations (Details)	Dec. 31, 2024 Rp / $ Rp / ¥ Rp / € Rp / $ Rp / RM Rp / $ Rp / K Rp / $ Rp / $	Dec. 31, 2023 Rp / K Rp / $ Rp / $ Rp / $ Rp / $ Rp / RM Rp / ¥ Rp / € Rp / $
Buy | U.S. Dollar
Foreign currency translations
Foreign currency translations	16,090	15,396
Buy | Australian Dollar
Foreign currency translations
Foreign currency translations	9,995	10,499
Buy | Singapore Dollar
Foreign currency translations
Foreign currency translations	11,815	11,666
Buy | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	490.07	501.32
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,761	17,025
Buy | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	103.02	108.78
Buy | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	3,591	3,350
Buy | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	2,072	1,971
Buy | Myanmar (Burma), Kyats
Foreign currency translations
Foreign currency translations | Rp / K	7.64	7.31
Sell | U.S. Dollar
Foreign currency translations
Foreign currency translations	16,100	15,401
Sell | Australian Dollar
Foreign currency translations
Foreign currency translations	10,009	10,505
Sell | Singapore Dollar
Foreign currency translations
Foreign currency translations	11,829	11,673
Sell | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	490.52	501.53
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,775	17,036
Sell | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	103.11	108.82
Sell | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	3,601	3,359
Sell | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	2,074	1,971
Sell | Myanmar (Burma), Kyats
Foreign currency translations
Foreign currency translations | Rp / K	7.69	7.35